Consolidated Balance Sheets - USD ($)	Nov. 30, 2018	Nov. 30, 2017
Current Assets
Cash and cash equivalents	$ 21,019	$ 11,737
Prepaid expenses		5,000
Total Current Assets	21,019	16,737
TOTAL ASSETS	21,019	16,737
Current Liabilities
Accounts payable	2,881	1,184
Due to related parties		950
Total Current Liabilities	2,881	2,134
Total Liabilities	2,881	2,134
Stockholders' Equity
Preferred stock: 25,000,000 shares authorized; $0.0001 par value no shares issued and outstanding
Common stock: 100,000,000 shares authorized; $0.0001 par value 13,050,000 and 10,000,000 shares issued and outstanding, respectively	1,305	1,000
Additional paid in capital	49,195	19,000
Accumulated deficit	(32,362)	(5,397)
Total Stockholders' Equity	18,138	14,603
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 21,019	$ 16,737